13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      President/CEO
Phone:      404.523.6057

Malon W. Courts               Atlanta, GA             11-Feb-09
---------------               -----------             ---------
   Signature                  City State                 Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:   5
Form 13F Information Table Value Total:   $26,379.00

List of Other Included Managers:

                                                        MKT VAL               INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER NAME               TITLE OF CLASS    CUSIP       (X $1000)    SHARES   DISCRETION   MNGRS       SOLE    SHARED  NONE
Cousins Properties, Inc   COM               222795106  $23,371.00   1687500      SOLE                1687500
Mcdermott Intl Inc        COM               580037109   $1,235.00    125000      SOLE                 125000
Radiant Systems Inc       COM               75025n102     $353.00    105000      SOLE                 105000
Walter Industries         COM               93317q105   $1,015.00     58000      SOLE                  58000
Proshares Tr              PSHS Real Estat   74347r552     $405.00     8,000      SOLE                  8,000